Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Summary of Inventories

	2021 £m	2020 £m

Raw materials and consumables	2,100	2,362

Finished goods and work in progress	3,046	3,549

Goods purchased for resale	133	87

	5,279	5,998